Offerings - Offering: 1	Sep. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share: To be issued under the 2026 Stock Compensation Plan
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	0.67
Maximum Aggregate Offering Price	$ 1,340,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 185.05
Offering Note	Pursuant to Rule 416(c) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") also covers an indeterminate number of shares of common stock, $0.01 par value per share ("Common Stock"), of SPAR Group, Inc. (the "Registrant") that may be offered or issued by reason of stock splits, stock dividends or similar transactions. Represents 2,000,000 shares of Common Stock reserved for future issuance under the SPAR Group, Inc. 2026 Stock Compensation Plan. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Registrant's common stock as reported on the OTCQB Market on September 4, 2026.